PROPERTY, PLANT AND EQUIPMENT, NET - Depreciation expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	¥ 147,507,340	¥ 140,771,102	¥ 93,600,898
Cost of revenues
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	26,811,275	23,554,266	19,702,392
General and administrative expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	9,057,825	8,113,535	7,856,968
Selling and marketing expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	107,996,726	104,721,594	62,949,248
Research and development expenses
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	¥ 3,641,514	¥ 4,381,707	¥ 3,092,290